Cash and Cash Equivalents - Schedule of Cash in the Process of Collection (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Documents held by other banks (documents to be cleared)	$ 40,302	$ 37,030
Funds receivable	398,194	136,162
Subtotals assets	438,496	173,192
Liabilities
Funds payable	424,358	154,232
Subtotals liabilities	424,358	154,232
Cash items in process of collection, net	$ 14,138	$ 18,960